Condensed Parent Company Financial Information - Summary of Condensed Financial Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and due from banks	$ 19,281	$ 17,648
Fair Value, Available-for-sale	190,438	112,146
TOTAL ASSETS	1,031,632	818,683
LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities	937,773	733,207
Total shareholders’ equity	93,859	85,476	$ 76,536	$ 70,532
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,031,632	818,683
Parent Company [Member]
ASSETS
Cash and due from banks	1,631	871
Investment in subsidiary bank	92,043	84,422
Fair Value, Available-for-sale	87	92
Other assets	146	142
TOTAL ASSETS	93,907	85,527
LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities	48	51
Total shareholders’ equity	93,859	85,476
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 93,907	$ 85,527